Employee Benefit Plans and Postretirement Benefits - Assumptions Utilized in Determining the Funded Status and Net Periodic Cost of Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Detail)
		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension plans [Member]
Assumptions used to determine funded status at December 31
Weighted-average discount rate		2.82%	3.49%	3.22%
Weighted-average rate of compensation increase		2.95%	2.98%	3.25%
Assumptions used to determine expense
Weighted-average discount rates - service cost		2.91%	3.22%	4.05%
Weighted-average discount rates - interest cost		2.82%	3.22%	4.05%
Weighted-average rate of compensation increase		2.98%	3.25%	3.35%
Weighted-average long-term rates of return on plan assets		5.00%	5.38%	5.85%
Healthcare plans [Member]
Assumptions used to determine funded status at December 31
Weighted-average discount rate		3.97%	4.27%	3.96%
Weighted-average rate of compensation increase		2.50%	2.50%	3.00%
Weighted-average, initial healthcare cost trend rate		6.72%	6.98%	7.23%
Weighted-average, ultimate healthcare cost trend rate	[1]	5.00%	5.00%	5.00%
Assumptions used to determine expense
Weighted-average discount rates - service cost		4.21%	3.96%	4.67%
Weighted-average discount rates - interest cost		3.49%	3.96%	4.67%
Weighted-average rate of compensation increase		2.50%	3.00%	3.42%
Weighted-average long-term rates of return on plan assets		6.25%	6.75%	6.75%
Weighted-average, initial healthcare cost trend rate		6.98%	7.23%	8.19%
Weighted-average, ultimate healthcare cost trend rate	[1]	5.00%	5.00%	5.00%
Other [Member]
Assumptions used to determine funded status at December 31
Weighted-average discount rate		1.54%	2.06%	1.81%
Weighted-average rate of compensation increase		1.19%	1.33%	2.27%
Assumptions used to determine expense
Weighted-average discount rates - service cost		2.18%	1.81%	3.00%
Weighted-average discount rates - interest cost		1.89%	1.81%	3.00%
Weighted-average rate of compensation increase		1.33%	2.27%	2.63%

[1]	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2024 and 2018 for U.S. and Canada plans, respectively.